UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management, LLC

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        2/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             103

Form 13F Information Table Value Total:  $378,500,456.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                             SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Pharmathene                                Com            71714G102   191196    45200          SOLE                Sole      0    0
ConocoPhillips                             Com            20825c104   197218     2896          SOLE                Sole      0    0
San Juan Basin Royalty Trust               Com            798241105   197674     8400          SOLE                Sole      0    0
Apache                                     Com            037411105   209010     1753          SOLE                Sole      0    0
Copano Energy                              Com            217202100   212625     6300          SOLE                Sole      0    0
Schulman A Inc                             Com            808194104   238033    10399          SOLE                Sole      0    0
Research in Motion                         Com            760975102   249959     4300          SOLE                Sole      0    0
InterMune                                  Com            45884x103   252070     6925          SOLE                Sole      0    0
United Technologies                        Com            913017109   253400     3219          SOLE                Sole      0    0
Boston Beer Co - Cl A                      Com            100557107   286126     3009          SOLE                Sole      0    0
Pfizer                                     Com            717081103   293800    16779          SOLE                Sole      0    0
AT&T                                       Com            00206r102   296738    10100          SOLE                Sole      0    0
Abbott Laboratories                        Com            002824100   320997     6700          SOLE                Sole      0    0
Wesco Financial                            Com            950817106   327148      888          SOLE                Sole      0    0
Amarin Corp PLC                            Com            023111206   353851    43100          SOLE                Sole      0    0
Unilever                                   Com            904767704   390941    12660          SOLE                Sole      0    0
General Electric                           Com            369604103   419719    22948          SOLE                Sole      0    0
Southern                                   Com            842587107   420530    11000          SOLE                Sole      0    0
Leucadia National                          Com            527288104   477210    16354          SOLE                Sole      0    0
Silicon Image Inc                          Com            82705t102   551250    75000          SOLE                Sole      0    0
Morgan Stanley                             Com            617446448   576716    21195          SOLE                Sole      0    0
Wal-Mart                                   Com            931142103   578939    10735          SOLE                Sole      0    0
Diageo PLC-Sponsored ADR                   Com            25243q205   678261     9125          SOLE                Sole      0    0
Plum Creek Timber                          Com            729251108   711550    19000          SOLE                Sole      0    0
Weingarten Realty 8.1% Notes (c091514)     Com            948741848   712920    31200          SOLE                Sole      0    0
Weingarten Realty Investors                Com            948741103   781110    32875          SOLE                Sole      0    0
Laboratory Crp of Amer                     Com            50540r409   879200    10000          SOLE                Sole      0    0
St Jude Medical                            Com            790849103   880650    20600          SOLE                Sole      0    0
Cameron International                      Com            13342B105   933381    18399          SOLE                Sole      0    0
JP Morgan Chase                            Com            46625h100   982023    23150          SOLE                Sole      0    0
NorthWestern Corp                          Com            668074305   996365    34560          SOLE                Sole      0    0
Citigroup                                  Com            172967101  1019457   215530          SOLE                Sole      0    0
Hershey                                    Com            427866108  1038903    22034          SOLE                Sole      0    0
Magellan Midstream Partners LP             Com            559080106  1041013    18425          SOLE                Sole      0    0
Public Storage Series M (c010912@25)       Com            74460d232  1109472    44450          SOLE                Sole      0    0
Merck                                      Com            58933y105  1118682    31040          SOLE                Sole      0    0
Verizon                                    Com            92343v104  1221887    34150          SOLE                Sole      0    0
Chevron                                    Com            166764100  1462646    16029          SOLE                Sole      0    0
BP PLC ADR                                 Com            055622104  1513088    34256          SOLE                Sole      0    0
Nordic American Tanker Shipping            Com            g65773106  1561070    59995          SOLE                Sole      0    0
Southern Cal Edison 6.05% Var Rate Pfd     Com            842400756  1583318    15537          SOLE                Sole      0    0
Sempra Energy                              Com            816851109  1614810    30770          SOLE                Sole      0    0
Xilinx                                     Com            983919101  1718369    59295          SOLE                Sole      0    0
3M                                         Com            88579Y101  1748179    20257          SOLE                Sole      0    0
NuStar Energy LP                           Com            67058h102  1756107    25275          SOLE                Sole      0    0
Waste Management                           Com            94106L109  1858506    50407          SOLE                Sole      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow)    Com            94979b204  1907362    76325          SOLE                Sole      0    0
Cyberonics                                 Com            23251P102  1983729    63950          SOLE                Sole      0    0
Enterprise Products Partners               Com            293792107  1991205    47854          SOLE                Sole      0    0
Veeco Instruments Inc                      Com            922417100  2045755    47620          SOLE                Sole      0    0
Western Gas Partners LP                    Com            958254104  2062218    68060          SOLE                Sole      0    0
Emerson Electric                           Com            291011104  2234890    39092          SOLE                Sole      0    0
Thermo Fisher Scientific                   Com            883556102  2278618    41160          SOLE                Sole      0    0
Pepsico                                    Com            713448108  2316994    35466          SOLE                Sole      0    0
Metabolix                                  Com            591018809  2324653   191015          SOLE                Sole      0    0
US Bancorp Float Rate Pfd 3.5%min(c041511) Com            902973155  3051347   135495          SOLE                Sole      0    0
Canadian Natural Resources                 Com            136385101  3073420    69190          SOLE                Sole      0    0
Symantec                                   Com            871503108  3384945   202207          SOLE                Sole      0    0
Rogers                                     Com            775109200  4082011   117875          SOLE                Sole      0    0
Dendreon Corp                              Com            24823Q107  4237717   121355          SOLE                Sole      0    0

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                             SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Itron                                      Com            465741106  4285731    77290          SOLE                Sole      0    0
Applied Materials                          Com            038222105  4373344   311270          SOLE                Sole      0    0
Waters                                     Com            941848103  4576109    58887          SOLE                Sole      0    0
Calpine                                    Com            131347304  4616774   346085          SOLE                Sole      0    0
CVS                                        Com            126650100  4750104   136615          SOLE                Sole      0    0
Scotts Miracle Gro Co                      Com            810186106  4750295    93565          SOLE                Sole      0    0
Altera                                     Com            021441100  4801343   134945          SOLE                Sole      0    0
Apple Computer                             Com            037833100  4899041    15188          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B                Com            084670702  4903533    61210          SOLE                Sole      0    0
Coca Cola                                  Com            191216100  5003847    76081          SOLE                Sole      0    0
Tractor Supply                             Com            892356106  5181157   106850          SOLE                Sole      0    0
BorgWarner                                 Com            099724106  5319907    73520          SOLE                Sole      0    0
Wells Fargo                                Com            949746101  5751310   185586          SOLE                Sole      0    0
Cisco                                      Com            17275R102  5792456   286330          SOLE                Sole      0    0
Procter & Gamble                           Com            742718109  5905751    91804          SOLE                Sole      0    0
FMC Corp                                   Com            302491303  5975772    74800          SOLE                Sole      0    0
Bank of America                            Com            060505104  5978294   448148          SOLE                Sole      0    0
BE Aerospace                               Com            073302101  6043296   163200          SOLE                Sole      0    0
Hain Celestial Group                       Com            405217100  6134069   226684          SOLE                Sole      0    0
Bruker                                     Com            116794108  6265670   377450          SOLE                Sole      0    0
Google Cl A                                Com            38259p508  6326374    10651          SOLE                Sole      0    0
Vodafone PLC ADR                           Com            92857w209  6357947   240467          SOLE                Sole      0    0
Greenlight Capital                         Com            G4095J109  6389091   238310          SOLE                Sole      0    0
Monsanto                                   Com            61166w101  6536132    93856          SOLE                Sole      0    0
Varian Medical Systems                     Com            92220p105  6801079    98168          SOLE                Sole      0    0
Gilead Sciences                            Com            375558103  6813809   188019          SOLE                Sole      0    0
Costco Wholesale                           Com            22160k105  7583133   105015          SOLE                Sole      0    0
Johnson & Johnson                          Com            478160104  7643656   123584          SOLE                Sole      0    0
Ultra Petroleum Corp                       Com            903914109  7734918   161920          SOLE                Sole      0    0
Celgene                                    Com            151020104  7969056   134749          SOLE                Sole      0    0
Exxon Mobil                                Com            30231g102  8516311   116470          SOLE                Sole      0    0
Goldman Sachs                              Com            38141g104  8703121    51755          SOLE                Sole      0    0
Dow Chemical                               Com            260543103  8753837   256410          SOLE                Sole      0    0
Teva Pharmaceutical ADR                    Com            881624209  8881857   170379          SOLE                Sole      0    0
Microsoft                                  Com            594918104  9081328   325379          SOLE                Sole      0    0
Cummins                                    Com            231021106  9490563    86270          SOLE                Sole      0    0
American Tower Corp Cl A                   Com            029912201  9841551   190580          SOLE                Sole      0    0
Life Technologies                          Com            53217v109 10180698   183436          SOLE                Sole      0    0
Novartis AG ADR                            Com            66987v109 10295028   174640          SOLE                Sole      0    0
Schlumberger                               Com            806857108 10402430   124580          SOLE                Sole      0    0
Sociedad Quimica y Minera de Chile SA      Com            833635105 10894746   186490          SOLE                Sole      0    0
Qualcomm                                   Com            747525103 11350828   229356          SOLE                Sole      0    0
Halliburton                                Com            406216101 13454179   329517          SOLE                Sole      0    0